REVENUE, DEFERRED REVENUE AND ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenue, Deferred Revenue And Accounts Receivable [Abstract]
Deferred revenue balance, beginning of period	$ 4,902,000	$ 11,000	$ 10,842
Net additions to deferred revenue during the period	18,100,000	18,826,000	0
Reductions in deferred revenue for revenue recognized during the period	(21,327,000)	(13,935,000)
Deferred revenue balance, end of period	$ 1,675,000	$ 4,902,000	$ 11,000